Shareholder Fees - FidelityCaliforniaMunicipalMoneyMarketFund-InstitutionalPRO	Apr. 29, 2025 USD ($)
FidelityCaliforniaMunicipalMoneyMarketFund-InstitutionalPRO | Fidelity California Municipal Money Market Fund
Shareholder Fees:
(fees paid directly from your investment)	none